Note 10 - Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability [Abstract]
Note 10 - Derivative Liabilities

As discussed in Note 8 under Convertible Debentures, the Company issued convertible notes payable that provide for the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recorded current derivative liabilities of $448,099 and $356,608 at June 30, 2013 and December 31, 2012, respectively. The change in fair value of the derivative liabilities resulted in a loss of $191,817 and $194,940 for the six months ended June 30, 2013 and 2012, respectively, which has been reported as other income (expense) in the statements of operations. The loss of $191,817 for the six months ended June 30, 2013 consisted of a loss of $87,115 due to the value in excess of the face value of the convertible notes, a gain of ($3,376) attributable to the fair value of preferred stock, a gain of ($18,039) attributable to the fair value of warrants and a net loss in market value of $126,117 on the convertible notes. The loss of $194,940 for the six months ended June 30, 2012 consisted of a loss of $31,118 due to the value in excess of the face value of the convertible notes, a loss of $62,065 attributable to the fair value of warrants, a loss of $91,594 attributable to the fair value of warrants and a net loss in market value of $10,163 on the convertible notes.

The following presents the derivative liability value by instrument type at June 30, 2013 and December 31, 2012, respectively:

	June 30,	December 31,
	2013	2012
Convertible debentures	$420,971	$308,065
Common stock warrants	4,775	22,814
Convertible preferred stock	22,353	25,729
	$448,099	$356,608

The following is a summary of changes in the fair market value of the derivative liability during the six months ended June 30, 2013 and the year ended December 31, 2012:

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608
Increase in derivative value due to issuances of convertible promissory notes	247,522
Change in fair market value of derivative liabilities due to the mark to market adjustment	104,702
Debt conversions	(260,733)
Balance, June 30, 2013	$448,099

Key inputs and assumptions used to value the convertible debentures and warrants issued during the six months ended June 30, 2013 and the year ended December 31, 2012:

•	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.

•	The warrant exercise prices ranged from $0.15 to $1.00, exercisable over 2 to 3 year periods from the grant date.

•	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.

•	The holders would automatically convert the note at the maximum of 3 times the conversion price if the Company was not in default.

•	The monthly trading volume would reflect historical averages and would increase at 1% per month.

•	The Company would redeem the notes based on availability of alternative financing, increasing 2% monthly to a maximum of 10%.

•	The holder would automatically convert the note at maturity if the registration was effective and the Company was not in default.

•	The computed volatility was projected based on historical volatility.

As discussed in Note 9 under Convertible Debentures and Note 12 under Stockholders’ Equity (Deficit) below, the Company issued convertible notes payable and convertible preferred stock that provide for the issuance of common stock pursuant to the convertible notes and convertible preferred stock with variable conversion provisions. The conversion terms of the convertible note is variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. With respect to the convertible preferred stock, the conversion price is determined based on an adjustable price using the dilution factors in all common stock, options, warrants and preferred stock granted subsequent to the December 17, 2010 date when the preferred stock was originally granted. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recorded current derivative liabilities of $356,608 and $-0- at December 31, 2012 and 2011, respectively. The change in fair value of the derivative liabilities resulted in a loss of $138,857 and $-0- for the years ended December 31, 2012 and 2011, respectively, which has been reported as other income (expense) in the statements of operations. The loss of $164,586 for the year ended December 31, 2012 consisted of a loss of $126,457 due to the value in excess of the face value of the convertible notes, $25,729 attributable to the fair value of preferred stock, $62,065 attributable to the fair value of warrants granted during 2012 and a net gain in market value of ($49,665).

The following presents the derivative liability value by instrument type December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Convertible debentures	$308,065	$–
Common stock warrants	22,814	–
Convertible preferred stock	25,729	–
	$356,608	$–

The following is a summary of changes in the fair market value of the derivative liability during the year ended December 31, 2012 and the year ended December 31, 2011:

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608

Key inputs and assumptions used to value the convertible debentures, convertible preferred stock and warrants issued during the years ended December 31, 2012 and 2011:

•	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.
•	The warrant exercise prices ranged from $0.15 to $1.00, exercisable over 2 to 3 year periods from the grant date.
•	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.
•	The holders would automatically convert the note at the maximum of 3 times the conversion price if the Company was not in default.
•	The monthly trading volume would reflect historical averages and would increase at 1% per month.
•	The Company would redeem the notes based on availability of alternative financing, increasing 2% monthly to a maximum of 10%.
•	The holder would automatically convert the note at maturity if the registration was effective and the Company was not in default.
•	The computed volatility was projected based on historical volatility.
•	The Preferred Series would be redeemed; defaulted or converted within 5 years from issuance.
•	Preferred Series Dilutive Reset events projected to occur based on future projected capital needs ($50,000 per quarter) resulting in the weighted conversion price dropping from the conversion price.
•	The Holder would automatically convert the Preferred at a stock price of 2 times the reset conversion price if the registration was effective and the Company was not in default, with the target exercise price dropping as maturity approaches.
•	The average daily trading volume would increase at a rate of 1% per month.
•	The Holder would redeem based on availability of alternative financing, increasing 0% monthly to a maximum of 0%.